Fair value measurements: (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities that were Measured at Fair Value on a Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥53,029	¥53,029	¥—	¥—
Equity securities (foreign)	83,598	83,598	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	136,631	136,631	—	—

Derivatives
Interest rate swap agreements	3,297	—	3,297	—

Total derivatives	3,297	—	3,297	—

Total assets	¥139,928	¥136,631	¥3,297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥108	¥—	¥108	¥—
Foreign currency option contracts	1,552	—	1,552	—

Total derivatives	1,660	—	1,660	—

Total liabilities	¥1,660	¥—	¥1,660	¥—

There were no significant transfers between Level 1 and Level 2.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total assets	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total liabilities	¥2,013	¥—	¥2,013	¥—